Stock Options and Stock Appreciation Rights - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 05, 2012
Employee Stock Option
Stock option details
Shares available for future grants				800,000
Maximum exercisable period for granted share-based compensation	10 years
Stock option activity
Options outstanding at the beginning of the period (in shares)	383,865
Less:
Options exercised (in shares)	(149,773)
Options forfeited (in shares)	(21,937)
Options outstanding at the end of the period (in shares)	212,155	383,865
Options fully vested and exercisable at the end of the period (in shares)	121,714
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 30.65
Less:
Options exercised, weighted average exercise price (in dollars per share)	25.08
Options forfeited, weighted average exercise price (in dollars per share)	23.93
Options outstanding at the end, weighted average exercise price (in dollars per share)	35.27	$ 30.65
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 35.92
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)	4 years 1 month 17 days
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)	3 years 3 months 21 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 5,918,000
Options fully vested and exercisable at the end, aggregate intrinsic value	3,316,000
Stock-based compensation expense	214,000	$ 330,000	$ 449,000
Stock-based compensation cost, unrecognized	$ 218,000
Stock-based compensation cost, unrecognized, weighted-average period of recognition	1 year 4 months 24 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)			$ 11.24
Total fair value of stock options vested	$ 616,286	514,000	$ 514,000
Total intrinsic value of stock options exercised	$ 4,640,000	$ 1,060,000	$ 1,670,000
Incentive Stock Options to 10 Percent Shareholders
Stock option details
Maximum exercisable period for granted share-based compensation	5 years